Other investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other investments
Investments, Current	$ 34,418	$ 23,757
Investments, non-current	16,603	16,115
0.25% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 18,873	$ 18,463
Interest rate	0.25%	0.25%
0% US treasury bills
Other investments
Interest rate		0.00%
Maturity term		1 month
0% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 5,463	$ 5,294
Interest rate	0.00%	0.00%
0.75% US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 5,039
Interest rate	0.75%	0.75%
iShares USD Treasury Bond 0-1yr UCITS ETF | Financial assets measured at fair value
Other investments
Investments, Current	$ 5,043
iShares USD Treasury Bond 0-1yr UCITS ETF | Financial assets measured at fair value | Minimum
Other investments
Maturity term	0 years	0 years
iShares USD Treasury Bond 0-1yr UCITS ETF | Financial assets measured at fair value | Maximum
Other investments
Maturity term	1 year	1 year
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Investments, non-current	$ 3,365	$ 3,015
Interest rate	1.70%	1.70%
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Investments, non-current	$ 13,238	$ 13,100